Summary of significant accounting policies - Movement of provision for loan receivables from Xiaoying Credit Loans and Revolving Loans (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at beginning of the year	¥ 102,555,784	$ 16,093,240	¥ 24,709,468
(Reversal of) provision for loan receivable from Xiaoying	76,395,168	11,988,069	227,210,026
Less: Charge-offs	(123,615,211)	(19,397,924)	(153,568,756)
Allowance for loans receivable at end of the year	55,335,741	8,683,385	102,555,784	¥ 24,709,468
Recoveries of charge-off of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans	8,803,265	1,318,424	11,249,305
Xiaoying Credit Loans And Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
(Reversal of) provision for loan receivable from Xiaoying	76,395,168	11,988,069	227,210,026	37,643,244
Xiaoying Housing Loan
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at beginning of the year			48,211,512
(Reversal of) provision for loan receivable from Xiaoying	(377,559)	(59,247)	17,993,570	23,430,641
Less: Charge-offs	377,559	59,247	(66,205,082)
Allowance for loans receivable at end of the year				48,211,512
Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at beginning of the year	70,615,780	11,081,156
(Reversal of) provision for loan receivable from Xiaoying	80,823,776	12,683,014	74,934,783
Less: Charge-offs	(96,714,499)	(15,176,615)	(4,319,003)
Allowance for loans receivable at end of the year	54,725,057	8,587,555	70,615,780
Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at beginning of the year	31,940,004	5,012,084	24,709,468
(Reversal of) provision for loan receivable from Xiaoying	(4,428,608)	(694,945)	152,275,243
Less: Charge-offs	(26,900,712)	(4,221,309)	(149,249,753)
Allowance for loans receivable at end of the year	610,684	$ 95,830	31,940,004	¥ 24,709,468
Adoption of ASU 2016-13
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at beginning of the year	4,205,046
Allowance for loans receivable at end of the year			4,205,046
Adoption of ASU 2016-13 | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loans receivable at beginning of the year	¥ 4,205,046
Allowance for loans receivable at end of the year			¥ 4,205,046